SHARE CAPITAL (Narrative) (Details)					1 Months Ended						6 Months Ended	12 Months Ended
	May 06, 2015 USD ($) $ / shares shares	May 06, 2015 CAD CAD / shares shares	Oct. 03, 2014 USD ($) $ / shares shares	Oct. 03, 2014 CAD CAD / shares shares	Aug. 27, 2014 USD ($) $ / shares shares	Aug. 27, 2014 CAD CAD / shares shares	Feb. 20, 2014 USD ($) $ / shares shares	Feb. 20, 2014 CAD CAD / shares shares	Jan. 29, 2014 USD ($) $ / shares shares	Jan. 29, 2014 CAD CAD / shares shares	Jul. 15, 2014 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares CAD / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CAD / shares shares	May 06, 2015 CAD / shares	Oct. 03, 2014 CAD / shares	Aug. 27, 2014 CAD / shares	Feb. 20, 2014 CAD / shares	Jan. 29, 2014 CAD / shares
Common stock, shares authorized												500,000,000	500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares												$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding												95,253,840	95,253,840	95,253,840
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term												2 years 7 months 20 days		2 years 8 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum												102.04%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate												1.57%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term												5 years
Weighted average number of basic and diluted common shares outstanding												95,253,840		90,116,854	73,633,292
Unrecognized Stock Based Compensation Expense | $												$ 0		$ 3,394
Unrecognized Share Based Compensation Arrangement By Share Based Payment Award Weighted Average Remaining Contractual Term														3 years 4 months 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments | $												0
Stock Issued During Period Under Private Placement	15,000,000	15,000,000	5,000,000	5,000,000	3,000,000	3,000,000	2,000,000	2,000,000	7,500,000	7,500,000
Shares Issued, Price Per Share | (per share)	$ 0.05		$ 0.089		$ 0.056		$ 0.068		$ 0.0474								CAD 0.06	CAD 0.10	CAD 0.06	CAD 0.075	CAD 0.0525
Proceeds from Issuance of Private Placement	$ 749,430	CAD 900,000	$ 447,254	CAD 500,000	$ 163,926	CAD 180,000	$ 135,150	CAD 150,000	$ 355,596	CAD 393,750		$ 0		$ 749,430	$ 1,101,926
Warrant Entitling to Purchase Common Stock Price per Share | (per share)	$ 0.083	CAD 0.10	$ 0.13	CAD 0.15	$ 0.07	CAD 0.075	$ 0.0901	CAD 0.10	$ 0.063	CAD 0.07
Warrant Entitling to Purchase Common Share Period			1 year	1 year	2 years	2 years	2 years	2 years	2 years	2 years
Units to be purchased	10,100,000	10,100,000
Number of Options, Granted												1,680,000			1,680,000
Weighted Average Exercise Price | (per share)												$ 0.14	$ 0.15			CAD 0.15
Contractual Life												5 years
Options Vesting Rate												25.00%
Share-based Compensation | $												$ 3,208		$ 28,600	$ 64,171
Number of warrants issuable															11,500,000	11,500,000
Warrant exercise price | $ / shares												$ 0	$ 0	$ 0.001
Discontinued Operations [Member]
Share-based Compensation | $											$ 3,196
Director [Member]
Units to be purchased			1,000,000	1,000,000
Officer [Member]
Units to be purchased			500,000	500,000
New Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross												11,000,000
Shares [Member]
Proceeds from Issuance of Private Placement | $	$ 492,750
Warrants [Member]
Proceeds from Issuance of Private Placement | $	$ 256,680
Purchase Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term												2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate												0.75%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate												130.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term												4 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments | $												$ 0
Loss on Initial Recognition of Issuance of Warrants | $														$ 26,456
Gain on Subsequent Revaluation of Derivative Instruments | $												$ 10,863		$ 755,862	$ 132,195
Anti-dilutive shares												7,500,000		17,500,000	12,500,000
Stock Options [Member]
Anti-dilutive shares												1,250,000		2,130,000	2,430,000
Canadian Dollar [Member]
Number of warrants issuable												7,500,000	7,500,000	17,500,000